Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
The Company's accrued expenses and other current liabilities consisted of the following:

(Dollars in thousands)	June 30, 2018	December 31, 2017
Compensation	$3,110	$2,830
Returns reserve	621	—
Marketing services	129	109
Distribution agreements and managed care costs	1,919	1,330
Professional fees	733	926
Franchise taxes	53	53
Travel expenses	180	157
Manufacturing overhead	37	260
Other accruals	326	133
Total accrued expenses and other current liabilities	$7,108	$5,798

The Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
(Dollars in thousands)	2017	2016
Compensation	$2,830	$2,875
Marketing services	109	949
Distribution agreements and managed care costs	1,330	959
Professional fees	926	291
Franchise taxes	53	52
Travel expenses	157	53
Manufacturing expenses	260	89
Other accruals	133	264
Total	$5,798	$5,532